Basic and Diluted Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Basic and Diluted Net Loss Per Share
Schedule of earnings per share, basic and diluted

	Three Months Ended
	March 31,
	2021	2020
Numerator:
Net loss	$(65,101)	$(18,367)

Denominator:
Shares used in computing net loss attributable per share to common stockholders, basic and diluted	85,331,575	34,965,300
Net loss attributable per share to common stockholders:
Basic and diluted	$(0.76)	$(0.53)

	2020
	(as restated)	2019
Numerator:
Net loss	$(54,032)	$(103,319)
Induced conversion of preferred stock	(17,284)	—
Net loss attributable to common stockholders, basic	$(71,316)	$(103,319)

Add: gain on warrant fair value	(2,427)	—
Adjusted net loss for diluted loss per share	$(73,743)	$(103,319)

Denominator:
Shares used in computing net loss attributable per share to common stockholders, basic	36,344,234	31,170,351
Shares used in computing net loss attributable per share to common stockholders, diluted	36,374,215	31,170,351
Net loss attributable per share to common stockholders:
Basic	$(1.96)	$(3.31)
Diluted	$(2.03)	$(3.31)

Schedule of antidilutive securities excluded from computation of earnings per share

	2021	2020
Stock options	6,199,325	6,918,406
Restricted stock units and awards	1,282,327	96,550
Legacy Porch warrants	—	3,134,068
Public and private warrants	6,237,377	—
Earnout shares	4,099,999	—
Convertible debt	—	1,034,760

	2020	2019
Stock options	6,414,611	7,428,682
Restricted stock units and awards	2,581,902	495,633
Legacy Porch warrants	—	3,060,530
Public warrants	8,625,000	—
Earnout shares	6,150,000	—
Convertible debt	—	1,734,264